Income tax	12 Months Ended
Dec. 31, 2025
Income tax
Income tax

7.  Income tax

	Year ended December 31,
	2025	2024	2023
	$’m	$’m	$’m
Current tax:
Current tax charge for the year	25	17	31
Adjustments in respect of prior years	(1)	(5)	(28)
Total current tax charge	24	12	3
Deferred tax:
Deferred tax (credit) for the year	(27)	(2)	(27)
Adjustments in respect of prior years	(4)	3	3
Total deferred tax (credit)/charge	(31)	1	(24)
Income tax (credit)/charge	(7)	13	(21)

Reconciliation of income tax (credit)/charge and the profit/(loss) before tax multiplied by the domestic tax rate of the Company for the years ended December 31, 2025, 2024 and 2023 is as follows:

	Year ended December 31,
	2025	2024	2023
	$’m	$’m	$’m
Profit/(loss) before tax	4	10	(71)
Profit/(loss) before tax multiplied by the standard rate of Luxembourg corporation tax: 23.87% (2024 and 2023: 24.94%)	1	2	(18)
Tax losses for which no deferred income tax asset was recognized	2	14	25
Re-measurement of deferred taxes	3	—	—
Adjustment in respect of prior years	(5)	(2)	(25)
Income subject to state and other local income taxes	1	5	6
Income taxed at rates other than standard tax rates	(9)	(10)	(13)
Non-deductible and other items	—	4	4
Income tax (credit)/charge	(7)	13	(21)

The total income tax (credit)/charge outlined above for each year includes a tax credit of $22 million for the year ended December 31, 2025 (2024: $8 million charge; 2023: $14 million credit) recognized in relation to the items set out in Note 5 – Exceptional items.

Tax losses for which no deferred income tax asset was recognized relates to net operating losses and the carry-forward of interest expense in certain jurisdictions. Income taxed at non-standard rates takes account of foreign tax rate differences (versus the Luxembourg standard 23.87% rate, 24.94% in 2024 and 2023) on earnings and includes the non-taxable gain on movements in the fair market values on the Earnout Shares, Private and Public Warrants.

Adjustment in respect of prior years in the year ended December 31, 2023 includes tax credits of $29 million arising from a favorable Superior Court of Justice ruling in Brazil.

The Group is within the scope of the OECD Pillar Two model rules. Pillar Two legislation was enacted in Luxembourg, the jurisdiction in which AMPSA is incorporated and is effective since 1 January 2024. The Group applies the mandatory exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to IAS 12 issued in May 2023. The Group qualifies for Pillar Two transitional safe harbor exemptions in the majority of the jurisdictions in which the Group operates, and the Pillar Two rules do not have a material impact on the Group effective tax rate in the financial years ended December 31, 2025 and 2024. The Group is continuing to assess any future exposure to Pillar Two legislation.